Consolidated Statements of Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Equity settled stock based compensation (a non-cash item) included in general and administrative expenses	$ 5,432	$ 5,051
General and administrative expenses [member]
Statement [LineItems]
Equity settled stock based compensation (a non-cash item) included in general and administrative expenses	$ 5,432	$ 5,051